SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - EBP 008 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Transfer to plan from merger	$ 65.5
Transfer to plan from pension plan	$ 6.4